BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ 27
Unamortized financing fees, end of year	59	$ 27
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	(119)	(102)
Additional financing fees	(17)	(43)
Amortization of financing fees	9	12
Foreign exchange translation and other	5	14
Unamortized financing fees, end of year	$ (122)	$ (119)